1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

March 6, 2017

VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Alpine Income Trust
Post-Effective Amendment No. 32 to Registration Statement on Form N-1A
Securities Act File No. 333-100289
Investment Company Act File No. 811-21210

Ladies and Gentlemen:

On behalf of the Alpine Income Trust (the “Trust’), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify that the forms of Prospectus and Statement of Additional Information for the Trust, that would have been filed under Rule 497(c) would not have differed from those filed as part of Post-Effective Amendment No. 32 to the Trust’s Registration Statement on Form N-1A on February 28, 2017. That Post-Effective Amendment became effective on February 28, 2017, pursuant to Rule 485(b) under the 1933 Act.

Very truly yours,

/s/ Benjamin J. Haskin

Benjamin J. Haskin

Enclosures

cc:	Rose F. DiMartino, Willkie Farr & Gallagher, LLP
Neesa P. Sood, Willkie Farr & Gallagher, LLP

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